REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE
REVENUE

20   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2020	2021	2022

Colocation services	4,710,923	6,514,268	7,943,268
Managed service and others	1,005,945	1,300,136	1,374,623
Service revenue	5,716,868	7,814,404	9,317,891
Equipment sales	22,104	4,277	7,740
Total	5,738,972	7,818,681	9,325,631